Loans Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Loans Receivable
Schedule of loans receivable

	At June 30,	At December 31,
	2024	2023
G Mining Ventures Term Loan	$75.7	$—
SolGold Term Loan	10.2	—
Skeena Convertible Debenture	—	24.8
Loans receivable	$85.9	$24.8
Provision for expected credit losses	—	—
Loans receivable, net	$85.9	$24.8
Current	$10.2	$—
Non-Current	75.7	24.8
Loans receivable, net	$85.9	$24.8